As filed with the Securities and Exchange Commission on September 19, 2014

Securities Act Registration No. 333-185734

Investment Company Act Registration No. 811-22785

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	13	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	15	☒

(Check appropriate box or boxes.)

REALTY CAPITAL INCOME FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

405 Park Avenue

15th Floor

New York, NY 10022

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 415-6500

John H. Grady

President

National Fund Advisors, LLC

405 Park Avenue

15th Floor

New York, NY 10022

James A. Tanaka

General Counsel

RCS Capital

405 Park Avenue

15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a Copy to:

Steven B. Boehm

Sutherland Asbill & Brennan LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 13 relates to the Class C shares of the AR Capital BDC Income Fund, a series of the Realty Capital Income Funds Trust (the “Fund”). The purpose of this filing is to file risk/return summary information for the Fund in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on this 19th day of September, 2014.

REALTY CAPITAL INCOME FUNDS TRUST
*By:	/s/ Nicholas S. Schorsch
Name:	Nicholas S. Schorsch
Title:	Trustee, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE
*By: /s/ Nicholas S. Schorsch Name: Nicholas S. Schorsch	Trustee, Chairman and Chief Executive Officer	September 19, 2014
*By: /s/ Robert H. Burns Name: Robert H. Burns	Trustee	September 19, 2014
*By: /s/ Robert J. Froehlich Name: Robert J. Froehlich	Trustee	September 19, 2014
*By: /s/ Leslie D. Michelson Name: Leslie D. Michelson	Trustee	September 19, 2014

By: /s/ Gerard Scarpati Name: Gerard Scarpati	Treasurer and Chief Financial Officer	September 19, 2014

By: /s/ John H. Grady		September 19, 2014
*Name:	John H. Grady
Attorney-in-fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document